Property and equipment (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment
Less accumulated depreciation	$ (81,857)	$ (53,732)
Property and equipment net	66,354	89,544
Property and equipment, gross	148,211	143,276
Computer Equipment [Member]
Property and equipment, gross	71,335	69,200
Computer Server [Member]
Property and equipment, gross	22,551	19,751
Mining Equipment [Member]
Property and equipment, gross	$ 54,325	$ 54,325